Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Abstract]
Sechedule of of warrants activity	A summary of warrants activity for the year ended December 31, 2020, 2021 and 2022 was as follows:
	Number of warrants	Weighted average exercise price per share	Weighted average life	Expiration dates
		US$ per share	Years
Balance of warrants outstanding as of December 31, 2020 and 2021	-	-	-	-
- warrants issued in connection with the March 16, 2022 private placement	4,226,135	0.00001	Unlimited	Unlimited
- warrants issued in connection with the September 2, 2022 private placement	5,000,000	0.40	1.85	November 6, 2024
- warrants issued to 3rd party service providers	40,000	6.00	1.67	August 31, 2024
Balance of warrants outstanding and exercisable as of December 31, 2022	9,266,135	0.24	1.85 to unlimited	August 31, 2024 to unlimited